Employee Benefit Plans	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans
13.	Employee Benefit Plans

The Company has an employee 401(k) savings plan covering full-time eligible employees.  These employees may contribute eligible compensation up to the annual IRS limit. The Company does not make matching contributions.